Condensed Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Revenues:
Monitoring revenue	$ 49,122	$ 393,383	$ 334,344	$ 460,130
Service and other sales revenue	8,473	15,070	32,902	39,135
Activation fees	11	2,795	951	1,643
Total revenues	57,606	411,248	368,197	500,908
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	20,699	141,303	124,336	164,221
Selling expenses	12,284	81,202	75,394	98,884
General and administrative expenses	9,521	92,253	65,910	97,177
Transaction related expenses	31,885
Depreciation and amortization	11,410	161,563	142,967	195,506
Total costs and expenses	85,799	476,321	408,607	555,788
(Loss) income from operations	(28,193)	(65,073)	(40,410)	(54,880)
Other expenses (income):
Interest expense	12,645	109,487	83,309	114,476
Interest income	(4)	(1,464)	(1,087)	(1,493)
Other (income) expenses	171	238	233	(76)
Gain on 2GIG Sale			(47,122)	(46,866)
(Loss) income from continuing operations before income tax expenses	(41,005)	(173,334)	(75,743)	(120,921)
Income tax (benefit) expense	(10,903)	(319)	11,598	3,592
Net loss from continuing operations	(30,102)			(124,513)
Discontinued operations:
Net loss before non-controlling interests	(30,102)			(124,513)
Net loss	(30,102)	(173,015)	(87,341)	(124,513)
Predecessor [Member]
Revenues:
Monitoring revenue					325,271	287,974
Service and other sales revenue					66,811	38,544
Activation fees					5,331	4,891
Contract sales					157	8,539
Total revenues					397,570	339,948
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)					145,797	126,563
Selling expenses					91,559	48,978
General and administrative expenses					99,972	50,510
Cost of contract sales					95	6,425
Transaction related expenses					23,461
Depreciation and amortization					79,679	68,458
Total costs and expenses					440,563	300,934
(Loss) income from operations					(42,993)	39,014
Other expenses (income):
Interest expense					106,620	102,069
Interest income					(61)	(214)
Other (income) expenses					122	386
(Loss) income from continuing operations before income tax expenses					(149,674)	(63,227)
Income tax (benefit) expense					4,923	(3,739)
Net loss from continuing operations					(154,597)	(59,488)
Discontinued operations:
Loss from discontinued operations					(239)	(2,917)
Net loss before non-controlling interests					(154,836)	(62,405)
Net (loss) income attributable to non-controlling interests					(1,319)	6,141
Net loss					$ (153,517)	$ (68,546)